UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2007

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  April 26, 2007
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total:  136,433


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      2539   33217  SH       SOLE       NONE     0    0       33217
Abbott Labs              COM            002824100      3096   55492  SH       SOLE       NONE     0    0       55492
Air Prod & Chemical	 COM		009158106      1891   25573  SH	      SOLE	 NONE	  0    0       25573
American Int'l Group     COM            026874107      4712   70103  SH       SOLE       NONE     0    0       70103
American Std Inc Del	 COM		029712106	654   12327  SH	      SOLE       NONE     0    0       12327
Amgen Inc                COM            031162100      1148   20539  SH       SOLE       NONE     0    0       20539
Anheuser Busch           COM            035229103      1063   21068  SH       SOLE       NONE     0    0       21068
Applied Materials Inc    COM            038222105       572   31214  SH       SOLE       NONE     0    0       31214
AT&T, Inc.		 COM		00206R102	294    7451  SH	      SOLE	 NONE	  0    0	7451
Automatic Data Processi  COM            053015103      2751   56841  SH       SOLE       NONE     0    0       56841
Berkshire Hathaway       Class B        084670207      5635    1548  SH       SOLE       NONE     0    0        1548
Brookfield Asset Mgmt	 COM		112585104	396    7580  SH	      SOLE	 NONE	  0    0	7580
Capital One Financial	 COM		14040H105	852   11295  SH	      SOLE	 NONE	  0    0       11295
Chevron Corp	         COM            166764100      3103   41961  SH       SOLE       NONE     0    0       41961
Cisco Systems Inc	 COM		17275R102      1510   59150  SH	      SOLE       NONE     0    0       59150
Citigroup                COM            172967101      6173  120231  SH       SOLE       NONE     0    0      120231
Corning Inc              COM            219350105      1891   83174  SH       SOLE       NONE     0    0       83174
CVS Corp		 COM		126650100      2988   87517  SH	      SOLE	 NONE	  0    0       87517
Encana Corp		 COM		292505104      2312   45656  SH	      SOLE	 NONE	  0    0       45656
Exxon Mobil              COM            30231G102      4843   64184  SH       SOLE       NONE     0    0       64184
FEDEX Corp               COM            31428X106      2022   18824  SH       SOLE       NONE     0    0       18824
First Data Corp          COM            319963104      2845  105763  SH       SOLE       NONE     0    0      105763
General Electric         COM            369604103      6411  181316  SH       SOLE       NONE     0    0      181316
Goldman Sachs Group Inc	 COM		38141G104      2098   10155  SH	      SOLE	 NONE	  0    0       10155
Hershey Foods Corp	 COM		427866108       732   13394  SH       SOLE       NONE	  0    0       13394
IBM                      COM            459200101      4499   47734  SH       SOLE       NONE     0    0       47734
Intel                    COM            458140100      2403  125603  SH       SOLE       NONE     0    0      125603
iShares MSCI EAFE Value	 COM		464288877      1072   14455  SH	      SOLE	 NONE	  0    0       14455
iShares Russell 2000 Ind COM		464287655      2748   34558  SH	      SOLE	 NONE	  0    0       34558
iShares Russell Midcap   COM		464287499      3883   37263  SH	      SOLE	 NONE	  0    0       37263
iShares Trust MSCI EAFE  COM		464287465	461    6039  SH	      SOLE	 NONE	  0    0	6039
iShares Trust Russell 20 COM		464287630       542    6698  SH       SOLE	 NONE	  0    0	6698
iShares	Trust S&P 100 In COM		464287101	278    4269  SH       SOLE       NONE     0    0        4269
ITT Industries, Inc	 COM		450911102	291    4830  SH	      SOLE	 NONE	  0    0	4830
J.P. Morgan Chase & Co.  COM            46625H100      4074   84213  SH       SOLE       NONE     0    0       84213
Johnson & Johnson        COM            478160104      4382   72720  SH       SOLE       NONE     0    0       72720
Johnson Controls         COM            478366107      4311   45561  SH       SOLE       NONE     0    0       45561
Kellogg			 COM		487836108      1282   24935  SH	      SOLE	 NONE	  0    0       24935
Medtronic		 COM		585055106      2068   42158  SH	      SOLE	 NONE	  0    0       42158
MGIC Investment Corp     COM            552848103       694   11784  SH       SOLE       NONE     0    0       11784
Microsoft Corp           COM            594918104      4134  148319  SH       SOLE       NONE     0    0      148319
Oracle Corp              COM            68389X105      1099   60621  SH       SOLE       NONE     0    0       60621
Pepsico Inc              COM            713448108      4223   66441  SH       SOLE       NONE     0    0       66441
Pfizer Inc.              COM            717081103      1718   67997  SH       SOLE       NONE     0    0       67997
Pitney Bowes Inc         COM            724479100       626   13791  SH       SOLE       NONE     0    0       13791
Proctor & Gamble         COM            742718109      5232   82831  SH       SOLE       NONE     0    0       82831
Schlumberger	         COM		806857108	802   11605  SH	      SOLE	 NONE	  0    0       11605
Staples Inc		 COM		855030102      2378   92038  SH	      SOLE	 NONE	  0    0       92038
The Travelers Companies  COM            89417E109       635   12262  SH       SOLE       NONE     0    0       12262
United Parcel Service    Class B        911312106       908   12957  SH       SOLE       NONE     0    0       12957
US Bancorp Del Com New	 COM		902973304	313    8957  SH	      SOLE	 NONE	  0    0	8957
Varian Medical Systems   COM            92220P105      3648   76490  SH       SOLE       NONE     0    0       76490
Virginia Community Bank	 COM		927786103	220    5000  SH	      SOLE	 NONE	  0    0	5000
Wachovia		 COM		929771103	351    6385  SH	      SOLE	 NONE	  0    0	6385
Walgreen Co		 COM		931422109	625   13618  SH	      SOLE	 NONE	  0    0       13618
Wal-Mart                 COM            931142103      1481   31538  SH       SOLE       NONE     0    0       31538
Washington Mutual        COM            939322103      2196   54371  SH       SOLE       NONE     0    0       54371
Wells Fargo              COM            949746101      3461  100527  SH       SOLE       NONE     0    0      100527
Western Union	 	 COM		959802109      2304  104950  SH	      SOLE	 NONE	  0    0      104950
Wrigley Wm Jr Co         COM            982526105      1575   30919  SH       SOLE       NONE     0    0       30919
Wyeth                    COM            983024100      1608   32144  SH       SOLE       NONE     0    0       32144
Zimmer Holdings Inc      COM            98956P102      1377   16125  SH       SOLE       NONE     0    0       16125
